UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2018 to December 31, 2018

Explanatory Note:

The Registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR for the period ended December 31, 2018, originally filed with the Securities and Exchange Commission on March 4, 2019 (Accession Number 0001104659-19-012345).  The sole purpose of this amendment is to amend Item 1 “Reports to Shareholders” to file the Report of Independent Registered Public Accounting Firm with KPMG LLP’s signature

Item 2 through 11 and Item 13(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on March 4, 2019 (Accession Number 0001104659-19-012345).

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2018

■  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report
December 31, 2018 (unaudited)

January 18, 2019

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the 12 months ended December 31, 2018.

Performance Summary
01/01/18 – 12/31/18

Fund & Benchmark	Performance
Credit Suisse Trust — Commodity Return Strategy Portfolio[1]	-11.66%
Bloomberg Commodity Index Total Return[2]	-11.25%

Market and Strategy Review:

Commodities declined for the 12 months ended December 31, 2018. The Bloomberg Commodity Index Total Return (the "Benchmark") decreased 11.25%, with 20 out of 22 index constituents posting losses.

For the 12 months ended December 31, 2018, the Portfolio outperformed the Benchmark before fees and fund expenses, but underperformed net of fees and expenses. Commodity strategies and underlying cash management both positively contributed to relative performance. The Portfolio held derivatives linked to futures contracts which expire on different dates than those held within the Benchmark; this forward curve positioning in the Energy and Agriculture sectors had the largest positive impact on Portfolio performance relative to the Benchmark. Positioning within the Precious Metals sector contributed modestly to positive relative performance for the period.

Industrial Metals fell 19.48%, with all sector components posting declines. Base metals prices generally increased in the first quarter due to strong demand. However, prices fell starting in March as the ongoing trade war between the US and China reduced industrial demand forecasts as well as global growth expectations. A stronger US Dollar also made base metals more expensive to purchase in other currencies, which also weighed on the sector.

Agriculture decreased 10.79%, led lower by Coffee and Sugar. Coffee fell 26.49% as beneficial weather conditions during the key growing and harvesting season boosted production in Brazil, the world's largest producer. Favorable weather in key growing regions also depressed Sugar, which dropped 26.08% on higher-than-anticipated crop yields in Brazil, Thailand and India. Global supplies further increased after the Indian government raised export quotas to

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

alleviate domestic price declines due to oversupply. A weaker Brazilian Real weighed on both Coffee and Sugar as Brazilian farmers were incentivized to sell their US Dollar-denominated stockpiles. Soybean Oil also fell as the continued high demand for soybean meal for animal feed induced greater production of soybean oil as a byproduct of soybean meal production. Chicago Wheat, one of the top performers of the Benchmark for the period, increased 3.55% as dry weather conditions across the US Great Plains during the first half of the year resulted in lower wheat conditions and a drop in production.

Energy declined 12.70%, led lower by Crude Oil and petroleum products. Gasoline was the largest detractor within the Benchmark for the 12-month period, falling 28.27%. This drop occurred mostly in the fourth quarter, after global crude oil supplies increased while demand expectations weakened due to uncertainty in global economic growth. Generally, crude and petroleum prices rose in the first nine months of the year on tighter global petroleum inventories due to shortfalls in Venezuelan production and decreased Iranian exports in anticipation of US sanctions taking effect in November 2018. In response, Saudi Arabia and other OPEC members raised output to levels that more than offset realized production declines from Iran. This swung the global supply-and-demand balance from tight to oversupplied and pressured prices sharply lower in the fourth quarter. Natural Gas also decreased, down 0.13% over the period. Warmer-than-normal temperatures during the summer and a colder-than-normal start of the 2018-2019 winter within the continental US increased demand and helped maintain unseasonably low inventory levels through most of the period, increasing Natural Gas prices through the first half of December. Prices proceeded to fall into the end of the year as heating demand expectations declined while production remained at near-record levels, easing concerns of low inventory levels.

Precious Metals fell 4.57%. The US Federal Reserve (the "Fed") raised short-term interest rates four times in 2018, strengthening the US Dollar and weakening the safe haven demand for Gold and Silver despite an increase in geopolitical tensions. Reduced industrial demand expectations due to the ongoing trade war also weighed on Silver.

Livestock fell 1.71%, led lower by Lean Hogs. US pork production remained high while export demand decreased during trade disputes with key trading partners such as China and Mexico. Declines in Lean Hogs were partially offset by gains in Live Cattle. Live Cattle rose 2.58% amid robust domestic and export demand as well as tightening supplies. The US Department of Agriculture consistently reported lower feedlot placements compared to last year's levels during the fourth quarter.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

Outlook:

Global policy risk remained a key driver of commodity returns by the end of 2018. After the Group of 20 Summit in Argentina, the United States and China announced a three-month break from enacting additional tariffs and the resumption of trade negotiations. China also announced it would be increasing imports of US agricultural products, though exact details remained uncertain. If the two nations can make significant compromises in the coming months, this may be supportive of global economic growth, particularly as the deadline for "Brexit" looms which may disrupt trade across the European Union.

There are several sources of potential risks to crude oil supply as 2019 begins. Both Nigeria and Libya will hold major elections in the first half of 2019. Civil unrest due to potential transitions in power within these OPEC nations may disrupt crude oil production as it has in the past. That, paired with additional reductions from OPEC and its partners, may help drive back down global supplies and be supportive of crude oil prices. Saudi Arabia has signaled its objective of reducing oil inventories in the US by cutting exports to the country. The market also awaits data to see how compliant the eight countries who received Iranian oil import waivers from the US have been. Continued import allowances are contingent on reduced imports from last year's levels. If these countries fail to comply with the stipulations surrounding the US sanctions, the US may attempt to stop Iran from exporting crude oil to those countries indefinitely, further reducing global supplies.

While global growth expectations have weakened over the past few months, central banks may implement additional policy measures in support of economic progression within their respective countries. It is evident that trade tensions with the US have put pressure on China's economy as its manufacturing activity contracted for the first time in 19 months. In response, the Chinese government intends to enact more fiscal stimulus packages to support its housing and manufacturing industries. The European Central Bank announced it will maintain its key interest rate below 0% at least through mid-2019 amid a slowing economy. And, after the latest Federal Open Market Committee meeting, the Fed seemed to suggest it will follow a slower pace of rate hikes in 2019 in light of uncertainty regarding future global growth. However, US economic labor and wage data appear to remain strong. The cautious actions exhibited by central banks as the global economy shifts from monetary easing to a tightening cycle may be supportive of global economic activity as well as commodity demand.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, leveraging risk, illiquidity risk, interest rate risk, market risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, U.S. government securities risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio, could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of this letter and the Portfolio holdings described in this document are as of December 31, 2018; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Trust — Commodity Return Strategy Portfolio1, the
Bloomberg Commodity Index Total Return2 and the S&P 500 Index3
For Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2020. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

2  The Bloomberg Commodity Index Total Return is a broadly diversified futures index currently composed of futures contracts on 22 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

3  The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of S&P Global Inc. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

Average Annual Returns as of December 31, 2018[1]
1 Year	5 Years	10 Years
(11.66)%	(8.99)%	(3.96)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross and net expense ratio is 1.04%.

1  Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2020. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended December 31, 2018.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Annual Investment Adviser's Report (continued)
December 31, 2018 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended December 31, 2018

Actual Portfolio Return
Beginning Account Value 07/01/18	$1,000.00
Ending Account Value 12/31/18	$886.80
Expenses Paid per $1,000*	$4.95
Hypothetical 5% Portfolio Return
Beginning Account Value 07/01/18	$1,000.00
Ending Account Value 12/31/18	$1,019.96
Expenses Paid per $1,000*	$5.30
Annualized Expense Ratio*	1.04%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	73.51%
United States Treasury Obligations	26.49
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
December 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (71.6%)
$3,600	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.814	$3,603,300
5,200	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.684	5,209,550
7,900	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.430	7,907,142
4,300	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.590	4,302,005
11,700	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	2.389	11,704,936
3,100	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	08/27/20	2.570	3,099,495
5,200	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	09/24/20	2.570	5,198,931
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.200%(1)	(AA+, Aaa)	10/26/20	2.706	4,012,364
5,700	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.520	5,687,317
5,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.610	5,306,888
3,000	Federal Farm Credit Banks, LIBOR 1M + 0.065%(1)	(AA+, Aaa)	12/28/20	2.571	2,998,824
4,000	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	01/25/21	2.590	3,998,346
3,450	Federal Farm Credit Banks, LIBOR 1M + 0.160%(1)	(AA+, Aaa)	01/25/21	2.666	3,461,165
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.729	4,028,486
3,350	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	2.480	3,351,157
3,000	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.600	3,002,217
4,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.516	4,199,519
6,500	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/16/21	2.455	6,496,093
3,200	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	08/09/21	2.387	3,193,002
16,200	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.620	16,214,829
11,200	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/20/21	2.802	11,197,809
5,700	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.620	5,697,701
9,900	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	2.620	9,906,729
15,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	2.700	15,000,055

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
December 31, 2018

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$4,400	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.764	$4,428,738
1,400	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	1,400,013
1,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	1,004,390
7,800	Federal Home Loan Banks	(AA+, Aaa)	08/05/19	0.875	7,720,627
5,200	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	2.439	5,199,942
12,800	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.585	12,808,317
7,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.922	7,028,105
6,200	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.656	6,216,482
1,700	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.605	1,702,230
10,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.432	9,996,449
10,800	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	2.321	10,800,376
17,000	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	09/20/19	2.530	17,004,063
19,860	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.620	19,877,413
8,000	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	2.629	8,001,653
6,700	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.662	6,700,974
10,400	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	2.560	10,403,326
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $278,922,126)					279,070,958
UNITED STATES TREASURY OBLIGATIONS (25.8%)
4,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(3)	(AA+, Aaa)	10/31/19	2.528	4,501,820
12,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1),(3)	(AA+, Aaa)	01/31/20	2.480	11,996,004
17,600	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1),(3),(4)	(AA+, Aaa)	04/30/20	2.513	17,595,962
10,900	United States Treasury Floating Rate Notes, USBMMY3M + 0.043%(1),(3)	(AA+, Aaa)	07/31/20	2.523	10,896,061
52,835	United States Treasury Floating Rate Notes, USBMMY3M + 0.045%(1)	(AA+, Aaa)	10/31/20	2.525	52,764,693
2,800	United States Treasury Note	(AA+, Aaa)	02/28/19	1.375	2,795,492
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $100,550,835)					100,550,032
TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $379,472,961)					379,620,990
OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)					10,309,807
NET ASSETS (100.0%)					$389,930,797

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
December 31, 2018

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. (Moody's) are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of December 31, 2018.

(2)  Step Bond — The interest rate shown is as of December 31, 2018 and will reset at a future date.

(3)  At December 31, 2018, $17,138,606 in the value of these securities has been pledged as collateral for open swap contracts.

(4)  At December 31, 2018, $2,599,403 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATION

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Feb 2019	75	$3,405,750	$(888,940)
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2019	(75)	$(3,628,500)	$1,455,897
					$566,957

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
				Merrill Lynch
				Commodity Index
USD	$47,404,990	01/24/19	Bank of America	Extra CS2T Total Return	2.72%	$—	$—	$(1,970,093)
USD	7,585,722	01/24/19	Bank of America	Bloomberg Commodity Index Total Return	2.56%	—	—	(307,946)
USD	29,543,470	01/24/19	CIBC	Bloomberg Commodity Index Total Return	2.58%	—	—	(1,199,526)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
December 31, 2018

Commodity Index Swap Contracts (continued)

Currency		Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD		$55,743,097	01/24/19	Citigroup	Bloomberg Commodity Index Total Return	2.57%	$—	$—	$(2,263,103)
	USD	30,031,246	01/24/19	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.56%	—	—	(1,219,134)
	USD	51,136,440	01/24/19	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.72%	—	—	(2,190,066)
	USD	960,362	01/24/19	Macquarie	Bloomberg Commodity Index Total Return	2.55%	—	—	(80,932)
	USD	40,063,273	01/24/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.64%	—	—	(925,000)
	USD	7,755,039	01/24/19	RBC Capital	Bloomberg Commodity Index Total Return	2.58%	—	—	(314,871)
	USD	12,340,450	01/24/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.66%	—	—	(285,003)
	USD	49,510,198	01/24/19	Societe Generale	Societe Generale P04 TR Index(b)	2.72%	—	—	(2,053,662)
	USD	29,470,852	01/24/19	Societe Generale	Bloomberg Commodity Index Total Return	2.57%	—	—	(1,196,481)
	USD	3,381,972	01/24/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.60%	—	—	(78,040)
	USD	38,511,063	01/24/19	UBS	Bloomberg Commodity Index Total Return	2.57%	—	—	(1,563,503)
									$(15,647,360)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	12/31/18 Price	Quantity(1)	12/31/18 Value(1)(2)
COMEX Gold	GCM9	12.80%	1294.2	48.45	$6,270,756
NYMEX Nat Gas	NGG19	9.68%	2.94	161.27	4,741,317
CBOT Corn	C H9	7.20%	3.75	188.07	3,526,237
ICE Brent Crude Oil	COH9	6.86%	53.8	62.43	3,358,895
COMEX High Grade Copper	HGK9	6.44%	2.637	47.84	3,153,619
NYMEX WTI Crude Oil	CLH9	6.15%	45.72	65.88	3,012,178
CBOT Soybeans	S H9	6.09%	8.95	66.69	2,984,271
CME Live Cattle	LCG9	4.95%	1.23875	48.91	2,423,458
CBOT Wheat	W K9	4.25%	5.105	81.50	2,080,306
LME Aluminium	LAH19	4.18%	1848	44.31	2,047,349
COMEX Silver	SIN9	3.69%	15.711	22.99	1,806,068
NYMEX Heating Oil	HOH9	3.35%	1.6699	23.42	1,642,540
CBOT Soy Meal	SMH9	3.23%	309.9	51.05	1,582,095
NYBOT Sugar	SBK9	3.12%	0.121	112.89	1,529,891

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
December 31, 2018

Commodity Index Swap Contracts (continued)

Commodity Name	Contract	Weight	12/31/18 Price	Quantity(1)	12/31/18 Value(1)(2)
NYMEX Unleaded Gasoline	XBH9	3.08%	1.312	27.37	$1,508,089
LME Nickel	LNH9	2.54%	10681.5	19.41	1,244,093
LME Zinc	LXH9	2.53%	2470.5	20.05	1,238,158
CBOT Bean Oil	BOH9	2.52%	0.2785	73.98	1,236,235
NYBOT Coffee	KCH9	2.31%	1.0185	29.68	1,133,747
CME Lean Hogs	LHG9	1.96%	0.60975	39.37	960,299
KCBOT Kansas Wheat	KWH9	1.61%	4.8875	32.27	788,537
NYBOT Cotton	CTH9	1.48%	0.722	20.05	723,627

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of December 31, 2018.

(2)  Value represents product of price, quantity and contract multiplier.

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	12/31/18 Price	Quantity(1)	12/31/18 Value(1)(2)
GOLD	GCM9	11.68%	1,294.20	46.8995	$6,069,731
NATURAL GAS	NGH9 19	11.67%	2.85	16,291.4789	4,644,701
BRENT IPE	COH9	7.25%	53.80	604.3155	3,251,217
CORN CBOT	C H9	6.95%	375.00	91.0185	3,413,194
WEST TEXAS INTERMEDIATE CRUDE NYMEX	CLF9	6.56%	47.20	644.6860	3,042,918
COPPER COMEX	HGH9	6.36%	263.10	115.8621	3,048,332
SOYABEAN CBOT	S F9	5.86%	882.50	32.7487	2,890,070
LIVE CATTLE	LCG9	4.60%	123.88	189.3657	2,345,768
WHEAT CBOT	W H9	4.20%	503.25	39.9278	2,009,364
ALUMINIUM LME	LAH19	4.10%	1,848.00	10.7236	1,981,716
HEATOIL NYMEX	HOF9	3.46%	168.08	94.4230	1,587,062
SILVER	SIN9	3.27%	15.71	1,112.7042	1,748,170
GASOLINE BLENDSTOCK — NEW-YORK — NYMEX	XBF9	3.22%	132.37	112.9830	1,495,556
SUGAR	SBH9	3.10%	12.03	1,233.5147	1,483,918
SOYBEAN MEAL	SMF9	3.06%	306.20	50.1067	1,534,266
NICKEL LME	LNH9	2.48%	10,681.50	1.1274	1,204,210
SOYBEAN OIL	BOF9	2.45%	27.55	433.7322	1,194,932
ZINC LME	LXM9	2.45%	2,453.00	4.8915	1,199,889
COFFEE	KCH9	2.19%	101.85	107.7468	1,097,402
LEAN HOGS	LHG9	1.95%	60.98	152.4419	929,515
KANSAS WHEAT	KWH9	1.61%	488.75	15.6165	763,259
COTTON	CTH9	1.53%	72.20	97.0123	700,429
CASH					(135,132)

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of December 31, 2018.

(2)  Value represents product of price, quantity and contract multiplier.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
December 31, 2018

Assets
Investments at value (Cost $379,472,961) (Note 2)	$379,620,990
Cash	9,122,683
Cash segregated at brokers for swap contracts (Note 2)	15,780,999
Interest receivable	1,088,003
Receivable for Portfolio shares sold	575,071
Prepaid expenses and other assets	10,424
Total assets	406,198,170
Liabilities
Investment advisory fee payable (Note 3)	211,391
Administrative services fee payable (Note 3)	18,167
Shareholder servicing/Distribution fee payable (Note 3)	86,800
Unrealized depreciation on open swap contracts (Note 2)	15,647,360
Variation margin payable on futures contracts (Note 2)	41,284
Payable for Portfolio shares redeemed	14,650
Trustees' fee payable	11,211
Accrued expenses	236,510
Total liabilities	16,267,373
Net Assets
Capital stock, $.001 par value (Note 6)	112,450
Paid-in capital (Note 6)	420,139,418
Total distributable earnings (loss)	(30,321,071)
Net assets	$389,930,797
Shares outstanding	112,450,463
Net asset value, offering price and redemption price per share	$3.47

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Year Ended December 31, 2018

Investment Income
Interest	$8,283,745
Securities lending (net of rebates)	615
Total investment income	8,284,360
Expenses
Investment advisory fees (Note 3)	2,489,439
Administrative services fees (Note 3)	72,821
Shareholder servicing/Distribution fees (Note 3)	1,052,074
Transfer agent fees (Note 3)	464,580
Trustees' fees	62,874
Audit and tax fees	62,269
Legal fees	47,358
Custodian fees	43,704
Printing fees	29,993
Commitment fees (Note 4)	23,103
Insurance expense	8,884
Miscellaneous expense	8,156
Total expenses	4,365,255
Net investment income	3,919,105
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(255,344)
Net realized loss from futures contracts	(917,588)
Net realized loss from swap contracts	(25,801,198)
Net change in unrealized appreciation (depreciation) from investments	4,086
Net change in unrealized appreciation (depreciation) from futures contracts	582,786
Net change in unrealized appreciation (depreciation) from swap contracts	(29,210,853)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(55,598,111)
Net decrease in net assets resulting from operations	$(51,679,006)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Changes in Net Assets

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
From Operations
Net investment income	$3,919,105	$258,530
Net realized gain (loss) from investments, futures contracts and swap contracts	(26,974,130)	168,934
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(28,623,981)	7,443,523
Net increase (decrease) in net assets resulting from operations	(51,679,006)	7,870,987
From Distributions
From distributable earnings	(10,610,261)	(33,847,314)[2]
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	48,249,187	66,298,696
Reinvestment of dividends	10,610,261	33,847,314
Net asset value of shares redeemed	(15,520,258)	(12,406,829)
Net increase in net assets from capital share transactions	43,339,190	87,739,181
Net increase (decrease) in net assets	(18,950,077)	61,762,854
Net Assets
Beginning of year	408,880,874	347,118,020
End of year	$389,930,797	$408,880,874[1]

1  Undistributed net investment income as of December 31, 2017 was $7,879,048.

2  Distributions include $(33,847,314) of dividends from net investment income. Prior year information has been conformed to current year presentation.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Year)

	For the Year Ended December 31,
	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$4.03	$4.38	$3.91	$5.22	$6.29
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.04	0.00[2]	(0.01)	(0.03)	(0.05)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.50)	0.04	0.48	(1.28)	(1.02)
Total from investment operations	(0.46)	0.04	0.47	(1.31)	(1.07)
LESS DIVIDENDS
Dividends from net investment income	(0.10)	(0.39)	—	—	—
Total dividends	(0.10)	(0.39)	—	—	—
Net asset value, end of year	$3.47	$4.03	$4.38	$3.91	$5.22
Total return[3]	(11.66)%	1.52%	12.02%	(25.10)%	(17.01)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$389,931	$408,881	$347,118	$274,835	$273,055
Ratio of net expenses to average net assets	1.04%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.93%	0.07%	(0.35)%	(0.73)%	(0.83)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%	0.06%	0.02%	0.04%	0.05%
Portfolio turnover rate	105%	94%	113%	113%	96%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
December 31, 2018

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as investment adviser with the Securities and Exchange Commission, which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of December 31, 2018, the Portfolio held $57,277,302 in the Subsidiary, representing 14.7% of the Portfolio's consolidated net assets. For the year ended December 31, 2018, the net realized loss on securities and other financial instruments held in the Subsidiary was $26,685,502.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of December 31, 2018 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$279,070,958	$—	$279,070,958
United States Treasury Obligations	—	100,550,032	—	100,550,032
	$—	$379,620,990	$—	$379,620,990
Other Financial Instruments*
Futures Contracts	$1,455,897	$—	$—	$1,455,897
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$888,940	$—	$—	$888,940
Swap Contracts**	—	15,647,360	—	15,647,360

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the year ended December 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the year ended December 31, 2018, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at December 31, 2018 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended December 31, 2018.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts	$1,455,897	$888,940	$(917,588)	$582,786
Total return swap contracts	—	15,647,360	(25,801,198)	(29,210,853)
	$1,455,897	$16,536,300	$(26,718,786)	$(28,628,067)

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

The notional amount of futures contracts and swap contracts at December 31, 2018 is reflected in the Consolidated Schedule of Investments. For the year ended December 31, 2018, the Portfolio held average monthly notional values on a net basis of $7,260,330, $7,561,815 and $418,006,108 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative liabilities, net of related collateral held by the Portfolio, at December 31, 2018:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Assets
Bank of America	$2,278,039	$—	$—	$(2,278,039)	$—
CIBC	1,199,526	—	(1,199,526)	—	—
Citigroup	2,263,103	—	—	(2,263,103)	—
JPMorgan Chase	1,219,134	—	—	(1,219,134)	—
Macquarie	2,270,998	—	—	(2,270,998)	—
Morgan Stanley	925,000	—	(925,000)	—	—
RBC Capital	599,874	—	(599,874)	—	—
Societe Generale	3,328,183	—	(3,328,183)	—	—
UBS	1,563,503	—	(1,563,503)	—	—
	$15,647,360	$—	$(7,616,086)	$(8,031,274)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may invest in structured notes designed to track the performance of the Benchmark. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At December 31, 2018, the amount of restricted cash held at brokers related to open futures contracts was $0.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At December 31, 2018, the amount of restricted cash held at brokers related to open swap contracts was $15,780,999.

I) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At December 31, 2018, there were no securities out on loan.

During the year ended December 31, 2018, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $1,605, of which $785 was rebated to borrowers (brokers). The Portfolio retained $615 in income from the cash collateral investment, and SSB, as lending agent, was paid $205.

J) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 2. Significant Accounting Policies (continued)

open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of December 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the year ended December 31, 2018, investment advisory and administration fees earned by Credit Suisse were $2,489,439. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 3. Transactions with Affiliates and Related Parties (continued)

previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2020.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at December 31, 2018 are as follows:

Fee waivers/expense reimbursements subject to recoupment	Expires December 31, 2019	Expires December 31, 2020	Expires December 31, 2021
$283,271	$72,895	$210,376	$0

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2018, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $72,821.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets. For the year ended December 31, 2018, Rule 12b-1 distribution fees were $1,052,074.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Portfolio and receive compensation from the Portfolio. For the year ended December 31, 2018, there were no cash payments made for these transfer agent-related services.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 4. Line of Credit (continued)

Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At December 31, 2018 and during the year ended December 31, 2018, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2018, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$405,329,553	$405,030,261

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Shares sold	12,385,004	16,203,730
Shares issue in reinvestment of dividends and distributions	2,732,726	8,954,316
Shares redeemed	(4,010,535)	(3,020,040)
Net increase	11,107,195	22,138,006

On December 31, 2018, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
1	92%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended December 31, 2018 and 2017, respectively, was as follows:

Ordinary Income
2018	2017
$10,610,261	$33,847,314

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$22,414
Accumulated net realized loss	(15,411,111)
Unrealized depreciation	(14,932,374)
$(30,321,071)

At December 31, 2018, the Fund had $10,882,892 of unlimited short-term capital loss carryforwards and $4,528,219 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At December 31, 2018, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$379,472,961
Unrealized appreciation	$1,644,597
Unrealized depreciation	(16,576,971)
Net unrealized appreciation (depreciation)	$(14,932,374)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of Subsidiary cumulative income/loss, paid-in capital was charged $25,520,024 and distributable earnings/loss was credited $25,520,024. Net assets were not affected by this reclassification.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
December 31, 2018

Note 8. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
Credit Suisse Trust — Commodity Return Strategy Portfolio:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") including the consolidated schedule of investments, as of December 31, 2018, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the "consolidated financial statements") and the consolidated financial highlights for each of the years in the four-year period then ended. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of Credit Suisse Trust — Commodity Return Strategy Portfolio as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the consolidated financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The consolidated financial highlights for the year ended December 31, 2014 were audited by other independent registered public accountants whose report, dated February 23, 2015, expressed an unqualified opinion on those consolidated financial highlights.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial

Credit Suisse Trust — Commodity Return Strategy Portfolio
Report of Independent Registered Public Accounting Firm (continued)

highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2015.

New York, New York
February 15, 2019

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Commodity Return Strategy Portfolio (the "Portfolio"), a series of Credit Suisse Trust (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 7, 2018 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 12 and 13, 2018, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% for the Portfolio ("Contractual Management Fee") in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Portfolio's investment manager. The Board also considered that Credit Suisse entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Portfolio's total net expenses to 1.05% of the average daily net assets until May 1, 2020.

Additionally, the Board received and considered information comparing the Portfolio's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Portfolio's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Investment Management

Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, also included credit analysis and research, supervising the day to day operations of the Portfolio's

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Investment Management Agreement (unaudited) (continued)

non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Portfolio's credit facility and supervising and/or preparing applicable Portfolio filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Portfolio. The Board also considered Credit Suisse's compliance program with respect to the Portfolio. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Portfolio are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services also are more extensive than those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Portfolio Performance

The Board received and considered performance results of the Portfolio over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Portfolio slightly underperformed its Performance Universe for the one-year period reported, and had varying performance compared to its

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Investment Management Agreement (unaudited) (continued)

Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Portfolio relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Portfolio, including any fee waivers, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Portfolio.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Portfolio, whether the Portfolio has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Portfolio's asset levels grow, further economies of scale potentially could be realized and additionally noted the current expense limitation in place between the Portfolio and Credit Suisse.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Board Approval of Investment Management Agreement (unaudited) (continued)

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Portfolio receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Portfolio's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to waive fees, Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Portfolio's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Portfolio	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	8	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Portfolio Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	8

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Director of Miller Buckfire & Co., LLC (financial restructuring); Member of Standard & Poor's Board of Managers (credit rating agency) from December 2011 to November 2014.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Portfolio	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	8

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Portfolio	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Portfolio Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Market Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (23 open-end portfolios); Director of iCAD, Inc. (surgical and medical instruments and apparatus company) from 2006 to 2018; Director of Wood Resources, LLC (plywood manufacturing company) from 2003 to October 2013.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; President and Chief Executive Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Portfolio	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Portfolio Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Laurie Pecha Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1961)	Chief Financial Officer and treasurer	Chief Financial Officer since 2016 and Treasurer since 2018

Director of Credit Suisse since August 2016; Senior Consultant of Spectra Professional Services, LLC from January 2012 to July 2016; Vice President of Legg Mason & Co. from March 2007 to December 2011; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Trust shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-AR-1218

Item 13. Exhibits.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	January 28, 2020

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	January 28, 2020